Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2021 and 2022:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2021
Short-term investments	503,831	503,831

Total	503,831	503,831

As of December 31, 2022
Short-term investments	232,152	232,152

Total	232,152	232,152